(9) DEFERRED TAX ASSETS AND LIABILITIES (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Social contribution [Member]
Statement Line Items [Line Items]
Profit before taxes	R$ 1,846,670	R$ 1,380,547	R$ 1,454,454
Reconciliation to reflect effective rate:
Equity interest in associates and joint ventures	(312,390)	(311,414)	(216,885)
Amortization of intangible asset acquired	48,649	48,649	84,484
Effect of presumed profit regime	(352,101)	(175,110)	(186,546)
Adjustment of revenue from excess demand and excess reactive power	134,778	119,272	117,374
Tax incentive - operating profit	0	0	0
Other permanent additions (exclusions), net	74,015	6,420	42,310
Tax base	R$ 1,439,621	R$ 1,068,364	R$ 1,295,193
Statutory rate	9.00%	9.00%	9.00%
Tax credit (debit)	R$ (129,566)	R$ (96,153)	R$ (116,567)
Recognized (unrecognized) tax credit, net	(39,162)	(54,706)	(43,595)
Total	(168,728)	(150,859)	(160,162)
Current	(153,543)	(244,015)	(10,916)
Deferred	(15,185)	93,156	(149,246)
Income tax [Member]
Statement Line Items [Line Items]
Profit before taxes	1,846,670	1,380,547	1,454,454
Reconciliation to reflect effective rate:
Equity interest in associates and joint ventures	(312,390)	(311,414)	(216,885)
Amortization of intangible asset acquired	62,756	62,756	108,797
Effect of presumed profit regime	(430,296)	(234,827)	(244,541)
Adjustment of revenue from excess demand and excess reactive power	134,778	119,272	117,374
Tax incentive - operating profit	(71,340)	(112,232)	(85,760)
Other permanent additions (exclusions), net	82,631	(24,063)	59,450
Tax base	R$ 1,312,809	R$ 880,040	R$ 1,192,890
Statutory rate	25.00%	25.00%	25.00%
Tax credit (debit)	R$ (328,202)	R$ (220,010)	R$ (298,223)
Recognized (unrecognized) tax credit, net	(106,699)	(130,621)	(120,792)
Total	(434,901)	(350,631)	(419,015)
Current	(387,076)	(623,183)	(1,944)
Deferred	R$ (47,825)	R$ 272,552	R$ (417,071)